Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income	$ 255,548	$ 97,312	$ 164,604
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	29,292	(66,958)	(57,616)
Other comprehensive income (loss):
Amount of Gain Reclassified from Accumulated OCI to Interest Expense	3,304	2,320
Amounts reclassified from accumulated other comprehensive loss, net of tax
Other comprehensive income (loss)	52,851	(49,068)	(57,440)
Comprehensive income	308,399	48,244	107,164
Non-controlling interest in comprehensive income	15,078	7,411	9,572
Preferred unitholders' interest in comprehensive income	25,702	25,702	25,702
General and limited partners' interest in comprehensive income	267,619	15,131	71,890
To equity income
Other comprehensive income (loss):
Amount of Gain Reclassified from Accumulated OCI to Interest Expense	20,255	15,570
Realized loss on qualifying cash flow hedging instruments			(552)
To interest expense
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	7,257	(8,481)
Other comprehensive income (loss):
Amount of Gain Reclassified from Accumulated OCI to Interest Expense	$ 3,304	$ 2,320
Realized loss on qualifying cash flow hedging instruments			$ 376